Consolidated Statement of Cash Flow(USD ($))	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (1,050,941)	$ 840,212	$ (31,042,540)	$ (16,583,381)
Depreciation-property, plant and equipment	3,280,567	3,284,259	6,702,740	6,065,858
Amortization	16,172	14,448	29,391	28,693
Deferred income tax	390,291	33,418	(3,330,517)	(2,403,124)
Loss on disposal of property, plant and equipment	25,646	6,142	(303,396)	27,310
Share-based compensation	408,234	432,316	850,381	864,608
Impairment of goodwill			26,697,561	19,219,870
Provision on inventory and sales return			453,311
Adjustments to reconcile net income to net cash provided by operating activities:
Accounts receivable	40,727	13,166	(680,445)	58,849
Inventories	21,299,200	13,391,747	(5,481,236)	(8,142,931)
Other receivables	1,669,983	(3,591,849)	(5,289,513)	17,341,478
Prepaid expenses	2,861,272	1,036,426	(4,437,289)	(833,463)
Advances to suppliers	7,603,073	3,089,043	713,061	(6,275,018)
Accounts payable	(4,713,502)	(940,910)	2,262,687	(12,038,941)
Cash card and coupon liabilities	501,696	188,706	2,454,996	4,790,050
Customer deposits received	(117,765)	(496,420)	309,322	(621,496)
Accrued expenses and other payables	(2,776,056)	5,193,327	13,357,512	4,069,493
Income taxes payable	20,322	(54,310)	(225,903)	(2,230,766)
Net cash provided by operating activities	29,458,919	22,439,721	3,040,123	3,337,089
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(538,595)	(2,354,873)	(9,411,202)	(23,640,152)
Sales proceeds of fixed assets disposal			947,049	155,310
Decrease of restricted cash				76,952
Net cash used in investing activities	(538,595)	(2,354,873)	(8,464,153)	(23,407,890)
CASH FLOW FROM FINANCING ACTIVITIES:
Bank loan repayment	(16,005,275)	(3,164,707)	(11,076,230)
Bank borrowings			15,823,185	10,998,162
Net cash used in financing activities	(16,005,275)	(3,164,707)	4,746,955	10,998,162
Effect of foreign currency translation	295,196	83,083	118,938	650,155
Net decrease in cash	12,915,049	16,920,141	(677,075)	(9,072,639)
Cash at beginning of period	8,479,413	9,037,550	9,037,550	17,460,034
Cash at end of period	21,689,658	26,040,774	8,479,413	9,037,550
Supplemental disclosure of cash flow information:
Interest paid	523,888	395,983	1,014,145	121,425
Income taxes paid	$ 205,035	$ 533,130	$ 822,923	$ 5,995,442